Segment, Geographic and Other Revenue Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 67,425	[1]	$ 67,057	[1]	$ 49,269	[1]
R&D EXPENSES	9,112	[1],[2]	9,392	[2]	7,824	[1],[2]
EARNINGS	12,762	[1],[3],[4],[5]	9,282	[3],[4],[5]	10,674	[1],[3],[4],[5]
DEPRECIATION & AMORTIZATION	9,026	[1],[6]	8,487	[6]	4,757	[1],[6]
Primary Care [Member]
Segment Reporting Information [Line Items]
Revenues	22,670		23,328		22,576
R&D EXPENSES	1,307		1,473		1,407
EARNINGS	15,001	[4]	15,773	[4]	15,100	[4]
DEPRECIATION & AMORTIZATION	247	[6]	201	[6]	130	[6]
Specialty Care And Oncology [Member]
Segment Reporting Information [Line Items]
Revenues	16,568		16,435		8,925
R&D EXPENSES	1,561		1,624		1,060
EARNINGS	10,789	[4]	10,571	[4]	4,661	[4]
DEPRECIATION & AMORTIZATION	419	[6]	432	[6]	269	[6]
Established Products and Emerging Markets [Member]
Segment Reporting Information [Line Items]
Revenues	18,509		18,760		13,947
R&D EXPENSES	441		452		392
EARNINGS	9,417	[4]	10,100	[4]	6,955	[4]
DEPRECIATION & AMORTIZATION	422	[6]	418	[6]	360	[6]
Animal Health and Consumer Healthcare operating segment [Member]
Segment Reporting Information [Line Items]
Revenues	7,241		6,347		3,258
R&D EXPENSES	425		428		297
EARNINGS	2,020	[4]	1,569	[4]	812	[4]
DEPRECIATION & AMORTIZATION	232	[6]	197	[6]	142	[6]
Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenues	64,988		64,870		48,706
R&D EXPENSES	3,734		3,977		3,156
EARNINGS	37,227	[4]	38,013	[4]	27,528	[4]
DEPRECIATION & AMORTIZATION	1,320	[6]	1,248	[6]	901	[6]
Nutrition and other business activities [Member]
Segment Reporting Information [Line Items]
Revenues	2,437	[7]	2,187	[7]	563	[7]
R&D EXPENSES	3,378	[7]	3,743	[7]	2,706	[7]
EARNINGS	(2,793)	[4],[7]	(3,263)	[4],[7]	(2,751)	[4],[7]
DEPRECIATION & AMORTIZATION	230	[6],[7]	242	[6],[7]	181	[6],[7]
Corporate [Member]
Segment Reporting Information [Line Items]
R&D EXPENSES	1,309	[8]	1,567	[8]	1,296	[8]
EARNINGS	(7,430)	[4],[8]	(7,990)	[4],[8]	(4,657)	[4],[8]
DEPRECIATION & AMORTIZATION	541	[6],[8]	619	[6],[8]	526	[6],[8]
Purchase Accounting Adjustments [Member]
Segment Reporting Information [Line Items]
R&D EXPENSES	(2)	[9]	26	[9]	37	[9]
EARNINGS	(6,801)	[4],[9]	(8,257)	[4],[9]	(3,787)	[4],[9]
DEPRECIATION & AMORTIZATION	5,565	[6],[9]	5,477	[6],[9]	2,799	[6],[9]
Acquisition-related costs [Member]
Segment Reporting Information [Line Items]
R&D EXPENSES	23	[10]	34	[10]	13	[10]
EARNINGS	(1,983)	[10],[4]	(3,989)	[10],[4]	(4,025)	[10],[4]
DEPRECIATION & AMORTIZATION	624	[10],[6]	788	[10],[6]	241	[10],[6]
Certain significant items [Member]
Segment Reporting Information [Line Items]
R&D EXPENSES	656	[11]	18	[11]	56	[11]
EARNINGS	(4,354)	[11],[4]	(3,964)	[11],[4]	(1,511)	[11],[4]
DEPRECIATION & AMORTIZATION	615	[11],[6]
Other unallocated [Member]
Segment Reporting Information [Line Items]
R&D EXPENSES	14	[12]	27	[12]	560	[12]
EARNINGS	(1,104)	[12],[4]	(1,268)	[12],[4]	(123)	[12],[4]
DEPRECIATION & AMORTIZATION	$ 131	[12],[6]	$ 113	[12],[6]	$ 109	[12],[6]

[1]	For 2011, includes King commencing on the acquisition date of January 31, 2011. For 2009, includes Wyeth commencing on the acquisition date of October 15, 2009.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	2010 vs. 2009 - The decrease in the domestic loss was due to revenues from legacy Wyeth products and a reduction in domestic restructuring charges partially offset by increased amortization charges primarily related to identifiable intangibles in connection with our acquisition of Wyeth and litigation charges primarily related to our wholly owned subsidiary Quigley Company, Inc. The decrease in international income was due primarily to an increase in international restructuring and amortization charges plus the non-recurrence of the gain in 2009 in connection with the formation of ViiV, partially offset by revenues from legacy Wyeth products.
[4]	Income from continuing operations before provision for taxes on income.
[5]	2011 vs. 2010 - The decrease in the domestic loss was primarily due to the non-recurrence of a charge of $1.3 billion (pre-tax) in 2010 for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc., partially offset by a reduction in revenues due to the loss of exclusivity for several biopharmaceutical products and the impact of the U.S. Healthcare Legislation. The increase in international income was due to the favorable impact of foreign exchange, higher impairment charges in 2010, as well as increased revenues from the biopharmaceutical products such as the Prevnar/Prevenar franchise, Enbrel and Celebrex.
[6]	Certain production facilities are shared. Depreciation is allocated based on estimates of physical production.
[7]	Other business activities includes the revenues and operating results of Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales operation, and the research and development costs managed by our Worldwide Research and Development organization and our Pfizer Medical organization.
[8]	Corporate for R&D expenses includes, among other things, administration expenses and compensation expenses associated with our research and development activities and for Earnings includes, among other things, administration expenses, interest income/(expense), certain compensation and other costs not charged to our operating segments.
[9]	Purchase accounting adjustments include certain charges related to the fair value adjustments to inventory, intangible assets and property, plant and equipment.
[10]	Acquisition-related costs can include costs associated with acquiring, integrating and restructuring newly acquired businesses, such as transaction costs, integration costs, restructuring charges and additional depreciation associated with asset restructuring (see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives for additional information).
[11]	Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. Such items primarily include restructuring charges and implementation costs associated with our cost-reduction and productivity initiatives that are not associated with an acquisition, the impact of certain tax and/or legal settlements and certain asset impairments.
[12]	Includes overhead expenses associated with our manufacturing and commercial operations not directly attributable to an operating segment. In 2009, R&D expenses include approximately $550 million of Wyeth R&D expenses and Earnings include approximately $900 million of Wyeth earnings and $290 million of operating expenses incurred in Japan associated with our three biopharmaceutical operating segments where allocation among the segments is not practicable.